SCHEDULE OF INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Investments [Line Items]
Beginning, balance	$ 4,975,442	$ 38,647,738	$ 1,866,704	$ 14,500,000
Addition	1,094,275	8,500,000	3,361,450	26,110,738	1,866,704	14,500,000
Loss due to mark-to-market of a derivative asset			(252,713)	(1,963,000)
Redemption of investments	(6,212,101)	(48,253,736)
Gain on sale of investments	142,384	1,105,998
Ending, balance			$ 4,975,442	38,647,738	$ 1,866,704	14,500,000
Cost Method Investments Without Readily Determinable Fair Value [Member]
Schedule of Investments [Line Items]
Beginning, balance		38,647,738		14,500,000
Addition		8,500,000		26,110,738		14,500,000
Loss due to mark-to-market of a derivative asset				(1,963,000)
Redemption of investments		(48,253,736)
Gain on sale of investments		1,105,998
Ending, balance				$ 38,647,738		$ 14,500,000